QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Jan. 29, 2012
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 17 — QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of the quarterly consolidated results of operations for the fiscal years ended January 29, 2012 and January 30, 2011 (amounts in millions):

	Net Sales	Gross Profit	Net Income (Loss)
Fiscal Year Ended January 29, 2012:
First Quarter	$ 1,608	$ 460	$ (164)
Second Quarter	1,875	533	(101)
Third Quarter	1,893	535	(105)
Fourth Quarter	1,652	486	(173)

Fiscal Year 2011	$ 7,028	$ 2,014	$ (543)

Fiscal Year Ended January 30, 2011:
First Quarter	$ 1,552	$443	$ (202)
Second Quarter	1,719	488	(115)
Third Quarter	1,724	488	(99)
Fourth Quarter	1,454	422	(203)

Fiscal Year 2010	$ 6,449	$ 1,841	$ (619)

The following is a summary of the changes to the previously reported quarterly financial data in order to conform presentation to reflect discontinued operations (amounts in millions):

	Net Sales	Gross Profit	Net Income (Loss)
Fiscal Year Ended January 29, 2012:
First Quarter	$ (280)	$ (67)	$ –
Second Quarter	(282)	(68)	–
Third Quarter	(182)	(45)	–
Fourth Quarter	(174)	(39)	–

Fiscal Year 2011	$ (918)	$ (219)	$ –

	Net Sales	Gross Profit	Net Income (Loss)
Fiscal Year Ended January 30, 2011:
First Quarter	$ (259)	$ (59)	$ –
Second Quarter	(255)	(59)	–
Third Quarter	(269)	(60)	–
Fourth Quarter	(245)	(58)	–

Fiscal Year 2010	$ (1,028)	$ (236)	$ –